UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  8/31/07


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  CORPORATE BONDS--27.2%
                  BASIC INDUSTRY - CHEMICALS--0.4%
  $   100,000     Praxair, Inc., 6.375%, 4/1/2012                                                       $    103,906
                  BASIC INDUSTRY - METALS & MINING--0.3%
       35,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                          33,811
       50,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                  49,372
                     TOTAL                                                                                    83,183
                  BASIC INDUSTRY - PAPER--0.2%
       50,000     International Paper Co., Note, 6.50%, 11/15/2007                                            50,207
                  CAPITAL GOODS - AEROSPACE & DEFENSE--1.3%
       20,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                19,576
      100,000     Boeing Co., Note, 5.125%, 2/15/2013                                                         98,807
      100,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                99,466
      100,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                            95,175
                     TOTAL                                                                                   313,024
                  CAPITAL GOODS - BUILDING MATERIALS--0.4%
      100,000     CRH America, Inc., 5.30%, 10/15/2013                                                        96,664
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.9%
      100,000     Emerson Electric Co., Unsecd. Note, 5.75%, 11/1/2011                                       101,356
       20,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                    20,825
       40,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                    38,113
       55,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                 57,005
                     TOTAL                                                                                   217,299
                  CAPITAL GOODS - ENVIRONMENTAL--0.2%
       50,000     Waste Management, Inc., 7.375%, 8/1/2010                                                    52,490
                  COMMUNICATIONS - MEDIA & CABLE--0.6%
       50,000     Comcast Corp., 7.125%, 6/15/2013                                                            53,652
       20,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                          20,767
       50,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                   48,974
       25,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                                  24,776
                     TOTAL                                                                                   148,169
                  COMMUNICATIONS - MEDIA NONCABLE--0.4%
       50,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                        52,663
       50,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                      58,306
                     TOTAL                                                                                   110,969
                  COMMUNICATIONS - TELECOM WIRELESS--0.4%
       50,000     America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015                                        50,270
       10,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                         9,929
       40,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                 39,051
                     TOTAL                                                                                    99,250
                  COMMUNICATIONS - TELECOM WIRELINES--0.3%
       20,000     Embarq Corp., 6.738%, 6/1/2013                                                              20,520
       50,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                49,338
                     TOTAL                                                                                    69,858
                  CONSUMER CYCLICAL - AUTOMOTIVE--1.1%
       60,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                        58,942
      100,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                          99,252
      110,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                         109,638
                     TOTAL                                                                                   267,832
                  CONSUMER CYCLICAL - ENTERTAINMENT--0.4%
       10,000     Time Warner, Inc., 5.50%, 11/15/2011                                                         9,938
      100,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                    101,208
                     TOTAL                                                                                   111,146
                  CONSUMER CYCLICAL - RETAILERS--0.7%
       25,000     CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011                                              25,157
       20,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                       19,779
       30,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                    29,871
       10,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018                                    9,848
      100,000     Target Corp., 5.875%, 3/1/2012                                                             101,994
                     TOTAL                                                                                   186,649
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.1%
       40,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                        39,760
       60,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                   59,337
       40,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                 39,560
       80,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                    82,003
       60,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                        62,421
                     TOTAL                                                                                   283,081
                  CONSUMER NON-CYCLICAL HEALTH CARE--1.0%
      100,000     Anthem, Inc., 6.80%, 8/1/2012                                                              105,128
      100,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                          97,007
       50,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                    46,724
                     TOTAL                                                                                   248,859
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.6%
       60,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                     58,300
      100,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                     97,502
      100,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                107,366
       25,000     Wyeth, 5.45%, 4/1/2017                                                                      24,553
      100,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                        99,620
                     TOTAL                                                                                   387,341
                  CONSUMER NON-CYCLICAL TOBACCO--0.2%
       50,000     Altria Group, Inc., 5.625%, 11/4/2008                                                       50,038
                  ENERGY - INDEPENDENT--0.7%
       50,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                49,452
       50,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                           47,362
       20,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                             20,111
       50,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                         55,715
                     TOTAL                                                                                   172,640
                  ENERGY - INTEGRATED--0.7%
      100,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                     100,241
       62,223 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                          62,150
                     TOTAL                                                                                   162,391
                  ENERGY - OIL FIELD SERVICES--0.2%
       40,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                   39,232
                  FINANCIAL INSTITUTION - BANKING--4.6%
       50,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                            49,774
      100,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                       98,917
       60,000     Capital One Capital IV, 6.745%, 2/17/2037                                                   57,411
      100,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                        101,689
      100,000     Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010                                            97,114
       70,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                            70,287
       50,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                        49,116
      100,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                               97,400
       30,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                            29,791
      100,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                             99,212
       50,000     Popular North America, Inc., 5.65%, 4/15/2009                                               49,935
       50,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                          48,807
      100,000     Wachovia Corp., 4.375%, 6/1/2010                                                            97,408
       50,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                        52,166
      100,000     Wells Fargo & Co., 4.20%, 1/15/2010                                                         97,367
       50,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                 48,591
                     TOTAL                                                                                 1,144,985
                  FINANCIAL INSTITUTION - BROKERAGE--3.3%
      100,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                    96,329
      100,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                  96,206
      100,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                104,172
      100,000     Invesco PLC, Note, 4.50%, 12/15/2009                                                        97,635
      100,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                           100,846
       20,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                           21,391
      100,000     Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                                    101,054
      100,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                      96,697
      100,000     Nuveen Investments, 5.00%, 9/15/2010                                                        97,964
                     TOTAL                                                                                   812,294
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--1.8%
      100,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                              98,047
       40,000 1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                       39,820
      150,000     General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013                           150,069
       50,000     International Lease Finance Corp., 4.875%, 9/1/2010                                         49,094
       30,000     Residential Capital Corp., 6.00%, 2/22/2011                                                 29,504
      100,000     SLM Corp., Note, 4.00%, 1/15/2010                                                           94,926
                     TOTAL                                                                                   461,460
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       15,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                       15,141
                  FINANCIAL INSTITUTION - INSURANCE - P&C--0.8%
       40,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                          39,563
       30,000     CNA Financial Corp., 6.50%, 8/15/2016                                                       30,705
       30,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                     30,717
       50,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                  49,118
       50,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                49,272
                     TOTAL                                                                                   199,375
                  FINANCIAL INSTITUTION - REITS--0.6%
       40,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                    40,013
       20,000 1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                                    19,815
       50,000     Prologis, Note, 5.25%, 11/15/2010                                                           49,552
       50,000     Simon Property Group, Inc., Note, 4.875%, 8/15/2010                                         49,198
                     TOTAL                                                                                   158,578
                  FOREIGN-LOCAL-GOVERNMENT--0.4%
      100,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                   102,466
                  TECHNOLOGY--0.8%
      100,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                 99,659
       15,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                 15,905
       50,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                  49,877
       25,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                  24,500
       20,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                 19,753
                     TOTAL                                                                                   209,694
                  TRANSPORTATION - RAILROADS--0.4%
       50,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                       47,189
       55,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                              56,911
                     TOTAL                                                                                   104,100
                  UTILITY - ELECTRIC--0.9%
       20,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                 19,872
       50,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                              48,309
       50,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                 52,171
       50,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                        51,721
       50,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                         53,642
                     TOTAL                                                                                   225,715
                  UTILITY - NATURAL GAS DISTRIBUTOR--0.4%
      100,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                       96,800
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $6,839,027)                                    6,784,836
                  ASSET-BACKED SECURITIES--1.2%
      250,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051          247,473
       50,000     Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043                            48,668
                     TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $301,643)                                296,141
                  CORPORATE NOTES--0.4%
                  COMMUNICATIONS - TELECOM WIRELINES--0.4%
      100,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $98,297)                   97,789
                  MORTGAGE-BACKED SECURITIES--3.4%
      225,595     Federal Home Loan Mortgage Corp., Pool A50410, 6.00%, 7/1/2036                             225,455
      226,835     Federal Home Loan Mortgage Corp., Pool J01698, 4.50%, 4/1/2021                             216,946
      430,253     Federal National Mortgage Association, Pool 697742, 6/1/2033                               410,795
          429     Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017                        458
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $873,989)                             853,654
                  GOVERNMENT AGENCIES--14.2%
      700,000     Federal National Mortgage Association, Note, 5.00%, 3/23/2012                              687,256
    1,000,000     Federal National Mortgage Association, Note, 5.00%, 9/14/2012                              979,591
      600,000     Federal National Mortgage Association, Note, 5.00%, 3/11/2013                              586,707
      500,000     Federal National Mortgage Association, Note, 5.55%, 9/10/2015                              492,698
      800,000     Federal National Mortgage Association, Note, (Series MTN), 6.80%, 8/27/2012                802,886
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,603,958)                                3,549,138
                  COLLATERALIZED MORTGAGE OBLIGATIONS--2.2%
       65,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049          63,829
      495,864     Federal Home Loan Mortgage Corp. REMIC 3037 QW, 5.00%, 5/15/2033                           487,858
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $556,383)                    551,687
                  ADJUSTABLE RATE MORTGAGE--2.0%
      489,956     FHLMC ARM 1Q0250 5.642%, 5/01/2037 (IDENTIFIED COST $492,367)                              489,646
                  U.S. TREASURY--39.2%
      517,145     U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                  514,065
      550,000     United States Treasury Note, 4.625%, 2/29/2012                                             544,565
    3,000,000     United States Treasury Note, 4.75%, 2/15/2010                                            2,989,024
    1,950,000     United States Treasury Note, 4.75%, 3/31/2011                                            1,943,012
      500,000     United States Treasury Note, 4.75%, 5/15/2014                                              496,130
    1,550,000     United States Treasury Note, 4.875%, 2/15/2012                                           1,552,162
    1,750,000   3 United States Treasury Note, 4.875%, 5/15/2009                                           1,748,527
                     TOTAL U.S. TREASURY (IDENTIFIED COST $9,857,094)                                      9,787,485
                  MUTUAL FUNDS--9.0%4
      112,506     Federated Mortgage Core Portfolio                                                        1,101,438
    1,143,234   5 Prime Value Obligations Fund, Institutional Shares, 5.24%                                1,143,234
                     TOTAL MUTUAL FUNDS                                                                    2,244,672
                      (IDENTIFIED COST $2,238,654)
                     TOTAL INVESTMENTS---98.8%                                                            24,655,048
                      (IDENTIFIED COST $24,861,412)6
                     OTHER ASSETS AND LIABILITIES---NET-1.2%                                                 299,186
                     TOTAL NET ASSETS---100%                                                            $ 24,954,234

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $641,375, which represented 2.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2007, these liquid restricted securities amounted to $641,375, which represented 2.6% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4    Affiliated issuer.

5    7-Day net yield.

6 At May 31, 2007, the cost of investments for federal tax purposes was $24,861,412. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $206,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $231,105.


 At May 31, 2007, the Fund had the following outstanding futures contracts:

 DESCRIPTION    NUMBER OF       NOTIONAL        EXPIRATION DATE       UNREALIZED
                CONTRACTS       VALUE                              APPRECIATION/
                                                                  (DEPRECIATION)
 7United        18              $1,964,813      June 2007                $44,840
 States
 Treasury
 Bond Short
 Futures
 7United        30              $6,113,906      September 2007         $(18,389)
 States
 Treasury
 Notes  2-
 Year Long
 Futures
 7United        15              $1,566,563      September 2007         $(11,187)
 States
 Treasury
 Notes 5-
 Year Long
 Futures
 7United        5               $531,875        September 2007          $(5,174)
 States
 Treasury
 Notes  10-
 Year Long
 Futures
 NET UNREALIZED APPRECIATION ON       $ 10,090
 FUTURES CONTRACTS


7    Non-income producing security.

Note:       The categories of investments are shown as a percentage of total net assets at May 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

     {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and
     {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
     {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
     {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
     {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
     {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund Management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to an event and a reasonable basis for quantifying the resulting change in value.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FHLMC --Federal Home Loan Mortgage Corporation
 MTN   --Medium Term Note
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007